Exhibit 99.1

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-31-2011	PAGE 1

A. DATES
		Begin	End	# days
1	Determination Date		1/18/2012
2	Payment Date		1/20/2012
3	Collection Period	11/27/2011	12/31/2011	35
4	Monthly Interest Period - Actual	12/20/2011	1/19/2012	31
5	Monthly Interest - Scheduled			30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment 1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	213,000,000.00	157,352,442.82	—	35,566,022.08	121,786,420.74	0.5717672
7	Class A-2 Notes	360,000,000.00	360,000,000.00	—	—	360,000,000.00	1.0000000
8	Class A-3 Notes	335,000,000.00	335,000,000.00	—	—	335,000,000.00	1.0000000
9	Class A-4 Notes	92,000,000.00	92,000,000.00	—	—	92,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$944,352,442.82	$ —	$35,566,022.08	$908,786,420.74

11	Overcollateralization	190,486,760.36	203,645,390.21			210,541,193.73

12	Total Securitization Value	$1,190,486,760.36	$1,147,997,833.03			$1,119,327,614.47

13	NPV Lease Payments Receivable	512,808,838.38	471,943,340.07			446,614,060.62
14	NPV Base Residual	677,677,921.98	676,054,492.96			672,713,553.85

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.46125%	62,498.42	0.2934198	35,628,520.50	167.2700493
16	Class A-2 Notes	1.00000%	300,000.00	0.8333333	300,000.00	0.8333333
17	Class A-3 Notes	1.20000%	335,000.00	1.0000000	335,000.00	1.0000000
18	Class A-4 Notes	1.39000%	106,566.67	1.1583333	106,566.67	1.1583333

	Equals: Total Securities		804,065.09		36,370,087.17

C. COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	24,659,239.23
20	Pull Ahead Waived Payments	—
21	Sales Proceeds — Early Terminations	12,638,472.16
22	Sales Proceeds — Scheduled Terminations	—
23	Security Deposits for Terminated Accounts	2,950.00
24	Excess Wear and Tear Received	250.00
25	Excess Mileage Charges Received	24,831.00
26	Other Recoveries Received	31.28

27	Subtotal: Total Collections	37,325,773.67

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	5,978.36

31	Total Available Funds, prior to Servicer Advances	37,331,752.03

32	Servicer Advance	—

33	Total Available Funds	37,331,752.03

34	Reserve Account Draw	—

35	Available for Distribution	37,331,752.03

D. DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		956,664.86
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		804,065.09
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	35,566,022.08
49	Regular Principal Distribution Amount	39,312,445.21
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		35,566,022.08
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		—

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-31-2011	PAGE 2

E. CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	944,352,442.82
55	Less: Aggregate Securitization Value (End of Collection Period)	(1,119,327,614.47)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	944,352,442.82
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(905,039,997.61)

61	Regular Principal Distribution Amount	39,312,445.21

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	1,119,327,614.47
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)	(214,287,616.86)

65	Targeted Note Balance	905,039,997.61

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	37,331,752.03
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	956,664.86
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	804,065.09
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	35,566,022.08
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	35,566,022.08

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F. RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance	5,952,433.80
85	Initial Reserve Account Balance	5,952,433.80

86	Beginning Reserve Account Balance	5,952,433.80
87	Plus: Net Investment Income for the Collection Period	699.74

88	Subtotal: Reserve Fund Available for Distribution	5,953,133.54
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)	—
90	Less: Reserve Account Draw Amount (Item 77)	—

91	Subtotal Reserve Account Balance	5,953,133.54
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)	699.74

93	Equals: Ending Reserve Account Balance	5,952,433.80

94	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	—	—
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		—
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
99	Less: Excess Wear and Tear Received		(250.00)
100	Less: Excess Mileage Received		(24,831.00)

101	Current Period Net Residual Losses/(Gains)	—	(25,081.00)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	—	(34,512.14)
104	Current Period Net Residual Losses (Item 101)	—	(25,081.00)

105	Ending Cumulative Net Residual Losses	—	(59,593.14)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.01%

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-31-2011	PAGE 3

G. POOL STATISTICS

		Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value	1,190,486,760	1,119,327,614
109	Aggregate Base Residual Value	797,991,518	778,244,735
110	Number of Current Contracts	50,109	48,804
111	Weighted Average Lease Rate	3.10%	3.09%
112	Average Remaining Term	27.5	24.7
113	Average Original Term	39.1	39.1
114	Proportion of Base Prepayment Assumption Realized		155.28%
115	Actual Monthly Prepayment Speed		0.90%
116	Turn-in Ratio on Scheduled Terminations		N/A

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance — Beginning of Period		49,368	1,259,626,490	1,147,997,833
118	Depreciation/Payments			(18,417,663)	(16,929,187)
119	Gross Credit Losses		(6)	(154,439)	(145,688)
120	Early Terminations — Regular		(558)	(12,472,396)	(11,595,344)
121	Early Terminations — Lease Pull Aheads		—	—	—
122	Scheduled Terminations — Returned to VCI	—	—	—	—
123	Scheduled Terminations — Purchased	—	—	—	—

124	Pool Balance — End of Period		48,804	1,228,581,993	1,119,327,614

		Units	Securitization Value	Percentage
125	Delinquencies Aging Profile — End of Period
126	Current	48,366	1,109,678,579	99.14%
127	31 - 90 Days Delinquent	404	8,847,179	0.79%
128	91+ Days Delinquent	34	801,856	0.07%

129	Total	48,804	1,119,327,614	100.00%

		Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units	6	145,688
132	Aggregate Liquidation Proceeds on charged-off units		(120,383)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations	—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
135	Recoveries on charged-off units		—

136	Current Period Aggregate Net Credit Losses/(Gains)	6	25,305

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses	1	1,646
139	Current Period Net Credit Losses (Item 136)	6	25,305

140	Ending Cumulative Net Credit Losses	7	26,951

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

			Units
142	Aging of Scheduled Maturies Not Sold
143	0 - 60 Days since Contract Maturity		—
144	61 - 120 Days since Contract Maturity		—
145	121+ Days since Contract Maturity		—

Volkswagen Auto Lease Trust 2011-A	PAGE 4
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-31-2011

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction	(1)
2/20/2012	14,349,711
3/20/2012	14,438,956
4/20/2012	14,527,740
5/20/2012	14,592,267
6/20/2012	15,438,115
7/20/2012	16,614,621
8/20/2012	22,452,428
9/20/2012	24,555,959
10/20/2012	23,087,919
11/20/2012	26,540,683
12/20/2012	28,734,464
1/20/2013	22,040,127
2/20/2013	20,125,562
3/20/2013	30,906,891
4/20/2013	40,997,619
5/20/2013	44,589,846
6/20/2013	35,909,389
7/20/2013	35,323,050
8/20/2013	36,390,961
9/20/2013	36,774,966
10/20/2013	41,350,821
11/20/2013	39,337,817
12/20/2013	41,614,698
1/20/2014	40,621,222
2/20/2014	43,510,213
3/20/2014	38,251,476
4/20/2014	36,201,460
5/20/2014	33,893,480
6/20/2014	34,634,176
7/20/2014	35,454,959
8/20/2014	32,919,890
9/20/2014	18,218,568
10/20/2014	21,431,490
11/20/2014	20,370,051
12/20/2014	26,176,348
1/20/2015	27,770,876
2/20/2015	9,677,230
3/20/2015	8,943,550
4/20/2015	9,027,310
5/20/2015	5,588,391
6/20/2015	6,586,868
7/20/2015	6,875,971
8/20/2015	6,419,186
9/20/2015	7,517,302
10/20/2015	6,736,836
11/20/2015	1,806,150
12/20/2015	—
1/20/2016	—
2/20/2016	—
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—

Total:	1,119,327,614

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month